Other Liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]

NOTE 11

Other Liabilities

The following is a summary of other liabilities as of December 31:

(Millions)	2013	2012
Membership Rewards liability	$6,151	$5,832
Employee-related liabilities(a)	2,227	2,224
Rebate and reward accruals(b)	2,210	2,079
Deferred card and other fees, net	1,314	1,286
Book overdraft balances	442	532
Other(c)	4,566	5,604
Total	$16,910	$17,557

  Employee-related liabilities include employee benefit plan obligations and incentive compensation.
  Rebate and reward accruals include payments to third-party card-issuing partners and cash-back reward costs.
  Other includes accruals for general operating expenses, client incentives, advertising and promotion, restructuring and reengineering reserves and derivatives.

Membership Rewards

The Membership Rewards program allows enrolled Card Members to earn points that can be redeemed for a broad range of rewards including travel, entertainment, retail certificates and merchandise. The Company records a balance sheet liability that represents management's best estimate of the cost of points earned that are expected to be redeemed. An ultimate redemption rate and weighted average cost per point are key factors used to approximate Membership Rewards liability. Management uses statistical and actuarial models to estimate ultimate redemption rates based on redemption trends, current enrollee redemption behavior, card product type, enrollment tenure, card spend levels and credit attributes. The weighted-average cost per point is determined using actual redemptions during the previous 12 months, adjusted as appropriate for certain changes in redemption costs that are not representative of future cost expectations.

The expense for Membership Rewards points is included in marketing, promotion, rewards and Card Member services expenses. The Company periodically evaluates its liability estimation process and assumptions based on developments in redemption patterns, cost per point redeemed, partner contract changes and other factors.

Deferred Card and Other Fees, Net

The carrying amount of deferred card and other fees, net of deferred direct acquisition costs and reserves for membership cancellations as of December 31 was as follows:

(Millions)	2013	2012
Deferred card and other fees(a)	$1,609	$1,566
Deferred direct acquisition costs	(164)	(154)
Reserves for membership cancellations	(131)	(126)
Deferred card and other fees, net	$1,314	$1,286

  Includes deferred fees for Membership Rewards program participants.